Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 ₪ / shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 ₪ / shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts | $	$ 106		$ 191
Ordinary shares, par value per share | ₪ / shares		₪ 80.00		₪ 80.00
Ordinary shares, shares authorized	4,000,000		2,500,000
Ordinary shares, shares issued	2,192,268		1,802,692
Ordinary shares, shares outstanding	2,192,268		1,802,692